Employee Benefit Plans (Details) $ in Thousands	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) plan	Dec. 31, 2020 USD ($) plan
Employee Benefit Plans
Number of plans | plan		5	3
Expense recognized for matching contribution | $	$ 0	$ 591	$ 187
Redwire plan
Employee Benefit Plans
Matching contribution (in percent)	50.00%		50.00%
Roccor plan
Employee Benefit Plans
Matching contribution (in percent)		4.00%	100.00%
LoadPath plan
Employee Benefit Plans
Matching contribution (in percent)		100.00%	100.00%